Principal Accounting Policies (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2026 CNY (¥) segment	Mar. 31, 2026 USD ($) segment	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 CNY (¥)	Apr. 01, 2025 CNY (¥)	Mar. 31, 2025 USD ($)	Apr. 01, 2024 CNY (¥)	Mar. 31, 2024 USD ($)	Apr. 01, 2023 CNY (¥)
Principal Accounting Policies [Line Items]
Cumulative-effect to retained earnings									¥ 2,800
CECL allowance at a reversal	¥ 100		¥ 2,000
Contract asset (in Dollars) | $
Total contract liabilities					¥ 1,800		¥ 1,600
Recognized revenue	1,000		3,700
Unearned revenue	¥ 1,900
Right of return term	7 days	7 days
Cost of revenue	¥ 310,028	$ 44,945	368,240	¥ 568,615
Advertising expenses	47,000		31,000	26,000
Research and development expenses	¥ 200		1,500	2,200
Government Assistance Statement of Income or Comprehensive Income Extensible Enumeration Not Disclosed Flag	government	government
Government subsidies	¥ 300		400	3,000
Unrecognized uncertain tax positions
Description of CODM	The Company’s chief operating decision maker (“CODM”) is the Chief Executive Officer. The CODM reviews the consolidated net loss that is reported on the consolidated statements of comprehensive loss to assess performance and make decisions about allocating resources for the Company’s single reportable segment.	The Company’s chief operating decision maker (“CODM”) is the Chief Executive Officer. The CODM reviews the consolidated net loss that is reported on the consolidated statements of comprehensive loss to assess performance and make decisions about allocating resources for the Company’s single reportable segment.
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Executive Officer	Chief Executive Officer
Number of reportable segment (in segment) | segment	1	1
US [Member]
Principal Accounting Policies [Line Items]
Foreign currency exchange rate published by people’s bank of china	1		1			1
Convenience translation exchange rate published by the federal reserve board	1
RMB [Member]
Principal Accounting Policies [Line Items]
Foreign currency exchange rate published by people’s bank of china	6.9194		7.1782			7.1782
Convenience translation exchange rate published by the federal reserve board	6.898
Minimum [Member]
Principal Accounting Policies [Line Items]
Credit terms granted	30 days	30 days
Maximum [Member]
Principal Accounting Policies [Line Items]
Credit terms granted	360 days	360 days
Cost of Product Sales [Member]
Principal Accounting Policies [Line Items]
Cost of revenue	¥ 299,600		¥ 360,100	560,100
Cost of Services [Member]
Principal Accounting Policies [Line Items]
Cost of revenue	¥ 10,500		¥ 8,200	¥ 8,500